LOANS AND BORROWINGS - Particulars of secured long-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Secured long-term loans and borrowings
Early repayment if STT Communications Ltd. ceases to directly or indirectly own, the percentage of equity interests of STT GDC Pte. Ltd.	50.10%	50.10%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of issued share capital	25.00%	25.00%
Early repayment if STT GDC PTe. Ltd. power to cast, or control the casting of voting in meeting, the percentage of equity interest in the Company	25.00%	25.00%
Financial covenants, fails to repay any financial indebtedness in an aggregate amount	$ 4,500	¥ 50,000
The Company and GDS Investment
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	100.00%	100.00%
Management HoldCo
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	100.00%	100.00%
GDS Beijing, GDS Suzhou, and Relevant Borrowing Subsidiaries
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries	100.00%	100.00%